Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2022	Nov. 30, 2022	Nov. 30, 2021
Income Statement [Abstract]
INCOME					$ 1,000
REVENUE			$ 3,400		1,000
Cost of revenues
Gross (Loss) profit					1,000
OPERATING EXPENSES
General and administrative	1,446,398	23,364	1,921,863	47,635	67,442	17,837
Total Operating Expenses	1,446,398	23,364	1,921,863	47,635	67,442	17,837
Loss from Operations	(1,446,398)	(23,364)	(1,918,463)	(47,635)
OTHER INCOME (EXPENSE)
Impairment of assets			(94,952)
Other expense			(114)
Loss before Income Taxes	(1,446,398)	(23,364)	(2,013,529)	(47,635)	(66,442)	(17,837)
Income tax expense
Net Loss	$ (1,446,398)	$ (23,364)	$ (2,013,529)	$ (47,635)	$ (66,442)	$ (17,837)
Weighted average shares outstanding - basic	514,333,691	5,092,023	205,183,575	5,092,023	5,092,023	5,092,023
Weighted average shares outstanding, diluted					5,092,023	5,092,023
Net loss per share - basic	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.00)
Diluted net loss per share					$ (0.01)	$ (0.00)